Debt issued designated at fair value (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Issued debt instruments
Equity-linked	[1]	$ 49,157	$ 44,615	$ 41,069
Rates-linked		16,397	12,668	11,038
Credit-linked		1,826	1,804	1,933
Fixed-rate		2,883	3,343	3,604
Commodity-linked		1,961	1,564	1,497
Other		2,841	2,540	2,101
of which: debt that contributes to total loss-absorbing capacity		2,112	1,676	1,190
Total debt issued designated at fair value		75,065	66,535	61,243
of which: issued by UBS AG with original maturity greater than one year		51,830	47,348	46,427
of which: life-to-date own credit (gain) / loss		$ 317	$ 424	$ 418
Unsecured portion of debt instruments issued by UBS AG with original maturity greater than one year		99.00%	100.00%	100.00%

[1]	Includes investment fund unit-linked instruments issued